PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating loss:
Selling and marketing expenses	¥ (21,420)	$ (3,361)	¥ (19,674)	¥ (13,633)
Research and development expenses	(16,204)	(2,543)	(11,576)	(9,839)
General and administrative expenses	(80,676)	(12,660)	(74,757)	(69,088)
Loss from operations	(112,097)	(17,591)	(94,556)	(89,082)
Interest expense	(4,257)	(668)	(1,143)	(2,609)
Other income (expense), net	990	155	9,096	(1,823)
Change in fair value of convertible debt	9,073	1,424	(6,630)	5,296
Net loss attributable to ordinary shareholders	(118,695)	(18,628)	(80,475)	(101,060)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(263)	(41)	2,793	2,978
Other comprehensive (loss) income, net of tax:
Fair value change relating to Company's own credit risk on convertible loan			(108)	(955)
Foreign currency translation adjustment	(263)	(41)	2,793	2,978
Total comprehensive loss attributable to ordinary shareholders	(118,958)	(18,669)	(77,790)	(99,037)
Parent Company | Reportable Legal Entity
Operating loss:
Selling and marketing expenses	(6,380)	(1,001)	(3,922)	(5,393)
Research and development expenses	(8,893)	(1,396)	(4,800)	(2,534)
General and administrative expenses	(48,328)	(7,584)	(33,499)	(31,884)
Loss from operations	(63,601)	(9,981)	(42,221)	(39,811)
Interest expense	(3,737)	(586)	(393)	(1,576)
Other income (expense), net	214	34	(692)	23
Change in fair value of convertible debt	(9,073)	(1,424)	6,630	(5,296)
Share of losses of subsidiaries	(42,498)	(6,671)	(43,799)	(54,400)
Net loss attributable to ordinary shareholders	(118,695)	(18,628)	(80,475)	(101,060)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(263)	(41)	2,793	2,978
Other comprehensive (loss) income, net of tax:
Fair value change relating to Company's own credit risk on convertible loan			(108)	(955)
Foreign currency translation adjustment	(263)	(41)	2,793	2,978
Total comprehensive loss attributable to ordinary shareholders	¥ (118,958)	$ (18,669)	¥ (77,790)	¥ (99,037)